Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
OPERATING ACTIVITIES
Net earnings	$ 123.2	$ 133.9	$ 101.0
Adjustments necessary to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	48.7	53.3	56.2
Deferred income taxes	(26.7)	(19.1)	(27.8)
Stock-based compensation expense	18.7	25.1	28.2
Excess tax benefits from stock-based compensation	(4.9)	(5.6)	(3.4)
Pension contribution	0.0	(3.9)	(2.4)
Pension and SERP expense	27.9	11.9	37.3
Debt extinguishment costs	1.6	1.3	13.1
Restructuring and impairment costs	37.6	27.0	8.3
Cash payments related to restructuring costs	(10.3)	(7.7)	(1.4)
Other	(2.0)	11.5	(4.3)
Changes in operating assets and liabilities:
Accounts receivable	5.8	76.5	(41.3)
Inventories	(68.8)	2.9	35.1
Other operating assets	14.6	(17.8)	12.8
Accounts payable	52.9	16.2	(26.5)
Other operating liabilities	(2.8)	9.1	17.4
Net cash provided by operating activities	215.5	314.6	202.3
INVESTING ACTIVITIES
Additions to property, plant and equipment	(46.4)	(30.0)	(41.7)
Proceeds from sales of property, plant and equipment	0.0	0.0	2.8
Investments in joint ventures	0.0	(1.1)	(2.5)
Other	(3.6)	(3.7)	(3.3)
Net cash used in investing activities	(50.0)	(34.8)	(44.7)
FINANCING ACTIVITIES
Borrowings of long-term debt	450.0	0.0	775.0
Payments on long-term debt	(530.9)	(249.8)	(875.0)
Payments of debt issuance costs	(2.4)	0.0	(2.3)
Cash dividends paid	(24.4)	(24.0)	(23.7)
Purchase of common stock for treasury	(92.6)	0.0	0.0
Purchases of shares under employee stock plans	(7.7)	(10.5)	(0.8)
Proceeds from the exercise of stock options	13.3	7.3	8.6
Excess tax benefits from stock-based compensation	4.9	5.6	3.4
Contributions from noncontrolling interest	2.5	1.0	2.0
Net cash used in financing activities	(187.3)	(270.4)	(112.8)
Effect of foreign exchange rate changes	(7.9)	0.2	(2.0)
(Decrease) increase in cash and cash equivalents	(29.7)	9.6	42.8
Cash and cash equivalents at beginning of the year	223.8	214.2	171.4
Cash and cash equivalents at end of the year	194.1	223.8	214.2
OTHER CASH FLOW INFORMATION
Interest paid	34.9	42.2	48.8
Net income taxes paid	$ 49.8	$ 70.2	$ 33.5